Federated Strategic Income Fund
Portfolio of Investments
August 31, 2019 (unaudited)
Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—5.6%
		Basic Industry - Chemicals—0.1%
$135,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	$ 153,356
200,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	218,613
		TOTAL	371,969
		Basic Industry - Metals & Mining—0.0%
200,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	262,689
		Basic Industry - Paper—0.0%
250,000	[1,2,3]	Pope & Talbot, Inc., 8.375%, 12/1/2099	0
		Capital Goods - Aerospace & Defense—0.2%
250,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	267,060
160,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	168,928
200,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 3/1/2025	208,581
185,000		Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	196,699
200,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	215,712
		TOTAL	1,056,980
		Capital Goods - Building Materials—0.0%
50,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	51,072
90,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	92,558
		TOTAL	143,630
		Capital Goods - Construction Machinery—0.0%
120,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	125,004
		Communications - Cable & Satellite—0.1%
190,000		Charter Communications Operating LLC, 5.375%, 5/1/2047	211,357
200,000		Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	210,755
400,000		Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	438,313
		TOTAL	860,425
		Communications - Media & Entertainment—0.1%
165,000		CBS Corp., Sr. Unsecd. Note, 3.375%, 2/15/2028	169,837
175,000		Discovery Communications LLC, Sr. Unsecd. Note, 3.950%, 3/20/2028	184,060
65,000		Fox Corp., Sr. Unsecd. Note, 144A, 4.709%, 1/25/2029	75,354
100,000		Fox Corp., Sr. Unsecd. Note, 144A, 5.576%, 1/25/2049	130,290
300,000		Walt Disney Co., Sr. Unsecd. Note, 144A, 3.000%, 9/15/2022	309,970
		TOTAL	869,511
		Communications - Telecom Wireless—0.1%
250,000		American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	277,924
140,000		Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	168,557
200,000		Crown Castle International Corp., Sr. Unsecd. Note, 5.200%, 2/15/2049	253,688
130,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	141,223
		TOTAL	841,392
		Communications - Telecom Wirelines—0.1%
150,000		AT&T, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2027	165,216
200,000		AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	237,951
180,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	209,988
227,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.672%, 3/15/2055	280,018
		TOTAL	893,173

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Automotive—0.1%
$ 250,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	$ 255,379
120,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 2.700%, 1/11/2023	123,547
	TOTAL	378,926
	Consumer Cyclical - Retailers—0.1%
175,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	204,228
100,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	104,215
	TOTAL	308,443
	Consumer Cyclical - Services—0.9%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	211,836
250,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	269,073
200,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	219,907
150,000	Expedia Group, Inc., Sr. Unsecd. Note, 3.800%, 2/15/2028	159,068
4,675,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.250%, 5/1/2029	5,070,692
200,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.750%, 8/1/2028	226,728
80,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	84,715
	TOTAL	6,242,019
	Consumer Non-Cyclical - Food/Beverage—0.2%
200,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	239,338
100,000	Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	127,037
80,000	General Mills, Inc., Sr. Unsecd. Note, 4.700%, 4/17/2048	94,867
90,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	98,477
100,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 5.085%, 5/25/2048	120,582
140,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	134,776
140,000	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, 144A, 2.000%, 10/28/2021	139,644
250,000	PepsiCo, Inc., 2.750%, 4/30/2025	261,816
130,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.650%, 10/3/2021	128,664
300,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 6/15/2022	318,502
	TOTAL	1,663,703
	Consumer Non-Cyclical - Pharmaceuticals—0.5%
200,000	AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	225,261
200,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	215,729
75,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 3.400%, 7/26/2029	81,259
55,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 4.250%, 10/26/2049	66,258
2,500,000	Eli Lilly & Co., Sr. Unsecd. Note, 1.000%, 6/2/2022	2,845,130
90,000	Eli Lilly & Co., Sr. Unsecd. Note, 3.375%, 3/15/2029	98,952
200,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	147,896
	TOTAL	3,680,485
	Consumer Non-Cyclical - Products—0.0%
200,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, 144A, 3.000%, 6/26/2027	207,720
	Consumer Non-Cyclical - Supermarkets—0.0%
150,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	157,221
	Consumer Non-Cyclical - Tobacco—0.1%
125,000	Altria Group, Inc., Sr. Unsecd. Note, 4.800%, 2/14/2029	141,662
190,000	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 3.557%, 8/15/2027	194,889
100,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	126,495
	TOTAL	463,046
	Energy - Independent—0.1%
170,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.550%, 3/15/2026	192,697

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Energy - Independent—continued
$150,000		Apache Corp., Sr. Unsecd. Note, 4.250%, 1/15/2030	$ 152,841
175,000		Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	186,186
200,000		EOG Resources, Inc., Sr. Unsecd. Note, 4.150%, 1/15/2026	223,529
200,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	208,307
		TOTAL	963,560
		Energy - Integrated—0.0%
145,000		Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	153,908
70,000		Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	82,387
		TOTAL	236,295
		Energy - Midstream—0.2%
145,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	153,205
300,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	324,834
200,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	251,960
200,000		ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	218,185
115,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	120,407
		TOTAL	1,068,591
		Energy - Refining—0.0%
105,000		Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	112,141
		Financial Institution - Banking—0.7%
150,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	159,697
195,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 4/1/2022	198,526
300,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.300%, 1/11/2023	312,088
500,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	534,595
200,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	203,335
65,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	69,066
200,000		Citigroup, Inc., Sr. Unsecd. Note, 2.750%, 4/25/2022	203,654
270,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	285,845
270,000		Citizens Financial Group, Inc., Sub. Note, 4.300%, 12/3/2025	291,979
200,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	209,334
200,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	221,898
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	538,526
200,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.262%, 3/13/2023	204,203
150,000		HSBC USA, Inc., Sr. Unsecd. Note, 3.500%, 6/23/2024	157,228
200,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.500%, 5/18/2022	202,507
250,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	267,707
150,000		PNC Financial Services Group, Sr. Unsecd. Note, 2.600%, 7/23/2026	153,338
318,186	[3]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	159,093
200,000		SunTrust Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	209,229
350,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	364,117
		TOTAL	4,945,965
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
80,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	90,790
200,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.300%, 4/1/2027	212,395
		TOTAL	303,185
		Financial Institution - Finance Companies—0.1%
250,000		Discover Bank, Sr. Unsecd. Note, Series BKNT, 4.650%, 9/13/2028	283,051
200,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	203,543
		TOTAL	486,594

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Health—0.0%
$ 100,000	CIGNA Corp., Sr. Unsecd. Note, 3.750%, 7/15/2023	$ 105,194
	Financial Institution - Insurance - Life—0.1%
200,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	217,369
200,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	215,681
150,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	197,327
180,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	193,774
	TOTAL	824,151
	Financial Institution - Insurance - P&C—0.1%
300,000	CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	313,589
45,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	47,975
155,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.569%, 2/1/2029	176,561
	TOTAL	538,125
	Financial Institution - REIT - Apartment—0.0%
195,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	209,487
	Financial Institution - REIT - Healthcare—0.1%
200,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.750%, 7/1/2027	210,979
100,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	105,831
100,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	107,446
	TOTAL	424,256
	Financial Institution - REIT - Office—0.1%
90,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	97,674
50,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	54,586
175,000	Boston Properties LP, Sr. Unsecd. Note, 4.500%, 12/1/2028	202,370
	TOTAL	354,630
	Financial Institution - REIT - Other—0.1%
335,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	360,540
	Financial Institution - REIT - Retail—0.0%
190,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	203,827
80,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	88,324
	TOTAL	292,151
	Oil & Gas—0.3%
2,010,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	2,031,087
	Technology—0.3%
100,000	Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	124,152
100,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/15/2024	101,469
60,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 4.420%, 6/15/2021	61,925
125,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2021	124,878
200,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	227,751
35,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.750%, 5/21/2029	38,419
75,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	79,820
350,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.450%, 12/15/2024	362,250
125,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	138,877
100,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.640%, 2/6/2024	106,674
200,000	Oracle Corp., Sr. Unsecd. Note, 3.250%, 11/15/2027	214,515
80,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	90,152
	TOTAL	1,670,882
	Transportation - Services—0.1%
200,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.950%, 3/10/2025	212,975

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Transportation - Services—continued
$ 140,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 3/1/2022	$ 142,071
		TOTAL	355,046
		Utilities—0.2%
1,550,000		Dominion Energy, Inc., Jr. Sub. Note, 2.715%, 8/15/2021	1,563,777
		Utility - Electric—0.4%
200,000		EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	207,981
400,000		Electricite de France SA, Jr. Sub. Note, 144A, 5.625%, 7/22/2068	418,286
200,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	223,632
300,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 6/15/2022	315,458
40,000		FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	48,008
140,000		Kansas City Power And Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	168,124
110,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	114,245
105,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.150%, 4/1/2024	109,448
65,000		NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	75,016
300,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.200%, 6/15/2022	314,964
250,000		Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	259,099
140,000		Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 3/15/2027	151,052
		TOTAL	2,405,313
		Utility - Natural Gas—0.1%
200,000		Sempra Energy, Sr. Unsecd. Note, 3.400%, 2/1/2028	208,636
120,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	135,078
		TOTAL	343,714
		TOTAL CORPORATE BONDS (IDENTIFIED COST $36,428,568)	38,121,020
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.4%
		Agency Commercial Mortgage-Backed Securities—0.4%
2,000,000		FREMF Mortgage Trust 2013-K25 REMIC, Class B, 3.743%, 11/25/2045	2,084,483
390,000		FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.848%, 10/25/2048	410,643
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,375,977)	2,495,126
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.9%
		Commercial Mortgage—2.8%
810,000		Bank 2018-BN12, Class A4, 4.255%, 5/15/2061	936,446
500,000	[4]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	587,020
1,500,000	[4]	Benchmark Mortgage Trust 2018-B4, Class A5, 4.121% (1-month USLIBOR +0.000%), 7/15/2051	1,717,137
675,000		Benchmark Mortgage Trust 2019-B11, Class A5, 3.542%, 5/15/2052	749,241
1,225,000		Benchmark Mortgage Trust 2019-B12, Class A1, 2.256%, 8/15/2052	1,235,657
5,400,000		Benchmark Mortgage Trust 2019-B12, Class A5, 3.116%, 8/15/2052	5,805,495
1,600,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 4/10/2046	1,661,561
2,100,000		Commercial Mortgage Trust 2013-LC6, Class AM, 3.282%, 1/10/2046	2,178,215
1,000,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	1,062,577
625,000		Deutsche Bank Commercial Mortgage Trust 2016-C3, Class A5, 2.890%, 8/10/2049	656,169
1,500,000		JPMBB Commercial Mortgage Securities Trust 2015-C28, Class AS, 3.532%, 10/15/2048	1,584,524
1,000,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	1,036,528
		TOTAL	19,210,570
		Federal Home Loan Mortgage Corporation REMIC—0.1%
800,000		FHLMC REMIC, Series K070, Class A2, 3.303%, 11/25/2027	877,121
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $19,215,669)	20,087,691

Principal Amount, Shares or Contracts			Value
		COMMON STOCKS—1.8%
		Auto Components—0.1%
32,513	[1]	American Axle & Manufacturing Holdings, Inc.	$ 206,133
27,356		Goodyear Tire & Rubber Co.	313,773
2,305		Lear Corp.	258,759
		TOTAL	778,665
		Chemicals—0.0%
12,565	[1]	Koppers Holdings, Inc.	333,098
		Communications Equipment—0.1%
7,210	[1]	Lumentum Holdings, Inc.	402,030
		Containers & Packaging—0.3%
20,415		Ardagh Group SA	341,543
6,300	[1]	Crown Holdings, Inc.	414,792
34,668		Graphic Packaging Holding Co.	478,765
27,796		Owens-Illinois, Inc.	282,685
11,978		WestRock Co.	409,408
		TOTAL	1,927,193
		Electronic Equipment Instruments & Components—0.2%
6,690	[1]	Anixter International, Inc.	401,199
4,143		CDW Corp.	478,517
35,240	[1]	TTM Technologies, Inc.	375,658
		TOTAL	1,255,374
		Equity Real Estate Investment Trusts (REITs)—0.1%
11,160		Gaming and Leisure Properties, Inc.	436,579
		Gas Utilities—0.1%
19,371		Suburban Propane Partners LP	451,732
		Health Care Technology—0.0%
7,775	[1]	Inovalon Holdings, Inc.	131,553
		Hotels Restaurants & Leisure—0.1%
22,555		Red Rock Resorts, Inc.	470,272
22,050	[1]	Stars Group, Inc./The	334,939
		TOTAL	805,211
		Independent Power Producers & Energy Traders—0.1%
8,815		NRG Energy, Inc.	320,866
10,375		Vistra Energy Corp.	258,856
		TOTAL	579,722
		Machinery—0.0%
12,940		Altra Holdings, Inc.	336,311
		Media—0.2%
17,385	[1]	Altice USA, Inc.	502,079
31,645		Emerald Expositions Events, Inc.	302,526
69,840		Entercom Communication Corp.	248,630
9,490	[1]	iHeartMedia, Inc.	130,962
177,425	[1]	Urban One, Inc.	330,011
		TOTAL	1,514,208
		Metals & Mining—0.1%
20,530		Teck Resources Ltd.	349,626
		Oil Gas & Consumable Fuels—0.2%
13,265		Enviva Partners LP/Enviva Partners Finance Corp.	420,368
29,775	[1]	Jagged Peak Energy, Inc.	205,447

Principal Amount, Shares or Contracts			Value
		COMMON STOCKS—continued
		Oil Gas & Consumable Fuels—continued
13,130		Parsley Energy, Inc.	$ 235,158
13,880		Sunoco LP	435,416
21,175	[1]	WPX Energy, Inc.	227,843
		TOTAL	1,524,232
		Pharmaceuticals—0.1%
4,167	[1]	Mallinckrodt PLC	10,793
10,905	[1]	Prestige Consumer Healthcare, Inc.	347,651
		TOTAL	358,444
		Specialty Retail—0.0%
52,182	[1]	Party City Holdco, Inc.	245,256
		Technology Hardware Storage & Peripherals—0.1%
7,260	[1]	Dell Technologies, Inc.	374,108
7,205	[1]	NCR Corp.	227,029
		TOTAL	601,137
		Textiles Apparel & Luxury Goods—0.0%
13,795		Hanesbrands, Inc.	188,440
		TOTAL COMMON STOCKS (IDENTIFIED COST $15,078,010)	12,218,811
		PREFERRED STOCK—0.0%
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
40,000	[1,2,3]	Lehman Brothers Holdings, Inc., Pfd., 5.670% (IDENTIFIED COST $3,400)	400
		U.S. TREASURIES—8.5%
		U.S. Treasury Bonds—0.9%
$ 5,000,000		United States Treasury Bond, 2.875%, 5/15/2049	6,029,420
		U.S. Treasury Notes—7.6%
20,311,800	[5]	U.S. Treasury Inflation-Protected Notes, 0.500%, 4/15/2024	20,724,582
20,000,000		United States Treasury Note, 1.625%, 6/30/2021	20,024,376
10,000,000		United States Treasury Note, 2.625%, 2/15/2029	10,988,176
		TOTAL	51,737,134
		TOTAL U.S. TREASURIES (IDENTIFIED COST $55,948,799)	57,766,554
		PURCHASED CALL OPTIONS—0.1%
15,000,000		Bank of America Merrill Lynch USD CALL/ZAR PUT, Notional Amount $15,000,000, Exercise Price $15.00, Expiration Date 9/5/2019	205,035
14,000,000		Barclays AUD CALL/JPY PUT, Notional Amount $14,000,000, Exercise Price $15.00, Expiration Date 10/3/2019	613
500		Russell 2000 Index, Notional Amount $74,742,000, Exercise Price $1,610, Expiration Date 9/20/2019	22,500
250		United States Treasury Note 10-Year Futures, Notional Amount $32,757,500, Exercise Price $132.00, Expiration Date 9/20/2019	132,812
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $1,608,424)	360,960
		PURCHASED PUT OPTIONS—0.3%
10,000,000		HSBC USD PUT/MXN CALL, Notional Amount $10,000,000, Exercise Price $19.50, Expiration Date 11/19/2019	58,170
5,000		iShares iBoxx High Yield Corporate Bond ETF, Notional Amount $43,580,000, Exercise Price $85.00, Expiration Date 10/18/2019	237,500
500		Russell 2000 Index, Notional Amount $74,742,000, Exercise Price $1,450, Expiration Date 10/18/2019	1,467,500
500		United States Treasury Note 10-Year Futures, Notional Amount $65,515,000, Exercise Price $129.00, Expiration Date 9/20/2019	15,625
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $2,727,083)	1,778,795
		INVESTMENT COMPANIES—83.7%
15,727,684		Emerging Markets Core Fund	156,805,010
1,225,000		Federated Government Obligations Fund, Premier Shares, 2.03%[6]	1,225,000
25,413,913		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.20%[6]	25,421,537

Principal Amount, Shares or Contracts		Value
	INVESTMENT COMPANIES—continued
12,541,273	Federated Mortgage Core Portfolio	$ 124,409,434
41,470,281	High Yield Bond Portfolio	260,018,660
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $566,400,730)	567,879,641
	TOTAL INVESTMENT IN SECURITIES—103.3% (IDENTIFIED COST $699,786,660)	700,708,998
	OTHER ASSETS AND LIABILITIES - NET—(3.3)%[7]	(22,337,832)
	TOTAL NET ASSETS—100%	$ 678,371,166
At August 31, 2019, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
9/4/2019	JPMorgan Chase	121,212,943 MXN	$6,000,000	$ 48,097
9/4/2019	BNP Paribas SA	200,000,000 MXN	$10,000,000	$ (20,707)
9/5/2019	Bank of America N.A.	115,899,750 ZAR	$7,500,000	$ 139,607
9/9/2019	Barclays Bank PLC Wholesale	7,000,000 AUD	497,840,000 JPY	$ 27,173
9/27/2019	Barclays Bank PLC Wholesale	14,000,000 AUD	1,048,915,000 JPY	$(455,266)
10/9/2019	Citibank N.A.	15,000,000 EUR	$16,949,250	$(417,981)
10/9/2019	Barclays Bank PLC Wholesale	10,000,000 GBP	$12,550,300	$(363,616)
10/28/2019	Bank of America N.A.	155,145,000 ZAR	$10,000,000	$ 156,646
11/4/2019	Morgan Stanley	3,369,000 BRL	$840,674	$ (30,526)
11/14/2019	Morgan Stanley	2,888,260,000 COP	$837,298	$ (1,347)
11/19/2019	Morgan Stanley	10,000,000 GBP	$12,207,528	$ (2,535)
Contracts Sold:
9/3/2019	Credit Agricole CIB	119,368,800 MXN	$6,000,000	$ 43,919
9/4/2019	State Street Bank & Trust Co.	120,821,372 MXN	$6,000,000	$ (28,559)
9/4/2019	BNP Paribas SA	200,690,000 MXN	$10,000,000	$ (13,722)
9/5/2019	Bank of America N.A.	113,883,750 ZAR	$7,500,000	$ (6,721)
9/9/2019	Barclays Bank PLC Wholesale	7,000,000 AUD	503,111,000 JPY	$ 22,461
10/9/2019	Barclays Bank PLC Wholesale	10,000,000 GBP	$12,593,400	$ 406,716
10/28/2019	HSBC Bank USA	2,600,000 EUR	$2,895,884	$ 26,258
11/19/2019	Morgan Stanley	10,000,000 GBP	$12,292,633	$ 87,640
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(382,463)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $329,485 and $356,313, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[1]United States Treasury Notes 2-Year Long Futures	665	$143,717,930	December 2019	$(21,418)
[1]United States Treasury Long Bond Short Futures	80	$ 13,220,000	December 2019	$(40,805)
[1]United States Treasury Notes 10-Year Short Futures	93	$ 12,249,844	December 2019	$ 4,150
[1]United States Treasury Notes 10-Year Ultra Short Futures	122	$ 17,621,375	December 2019	$(21,243)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(79,316)
The average notional value of long and short futures contracts held by the Fund throughout the period was $58,690,951 and $24,657,027, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.

At August 31, 2019, the Fund had the following outstanding written options contracts:
Description	Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Bank of America Merrill Lynch USD CALL/ZAR PUT (CALL-Option)	10,000,000	$10,000,000	October 2019	$ 15.00	$ (330,730)
HSBC GBP CALL/USD PUT (CALL-Option)	12,250,000	$12,250,000	November 2019	$ 1.23	$ (304,253)
iShares iBoxx High Yield Corporate Bond ETF (CALL-Option)	5,000	$43,580,000	September 2019	$ 87.00	$ (244,801)
United States Treasury Note 10-Year Futures (CALL-Option)	500	$65,515,000	September 2019	$ 131.00	$ (531,250)
HSBC GBP PUT/USD CALL (PUT-Option)	12,150,000	$12,150,000	November 2019	$ 1.22	$ (298,926)
iShares iBoxx High Yield Corporate Bond ETF (PUT-Option)	5,000	$43,580,000	September 2019	$ 83.00	$ (40,000)
iShares iBoxx High Yield Corporate Bond ETF (PUT-Option)	5,000	$43,580,000	September 2019	$ 86.00	$ (133,143)
Russell 2000 Index (PUT-Option)	200	$29,896,800	September 2019	$1,525.00	$ (912,000)
(PREMIUMS RECEIVED $3,276,002)					$(2,795,103)
The average market value of written put and call options held by the Fund throughout the period was $(809,031) and $(2,110,166), respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $898,597 and $1,194,071, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2019, the Fund had no outstanding swap contracts.
The average notional amount of swap contracts held by the Fund throughout the period was $7,205,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation/Depreciation on Foreign Exchange Contracts, Futures Contracts and the value of Written Options Contracts are included in “Other Assets and Liabilities—Net”.

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2019, were as follows:
Affiliates	Balance of Share Held 11/30/2018	Purchases/ Additions	Sales/ Reductions
Emerging Markets Core Fund	17,154,186	1,655,763	(3,082,265)
Federated Government Obligations Fund, Premier Shares	—	1,225,000	—
Federated Institutional Prime Value Obligations Fund, Institutional Shares	4,314,483	282,303,363	(261,203,933)
Federated Mortgage Core Portfolio	9,328,550	5,386,727	(2,174,004)
High Yield Bond Portfolio	45,215,669	972,447	(4,717,835)
TOTAL OF AFFILIATED TRANSACTIONS	76,012,888	291,543,300	(271,178,037)

Balance of Shares Held 8/31/2019	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Dividend/ Interest Income
15,727,684	$156,805,010	$10,599,458	$1,418,099	$ 6,297,401
1,225,000	$ 1,225,000	N/A	N/A	$ —
25,413,913	$ 25,421,537	$ 863	$ 7,361	$ 215,024
12,541,273	$124,409,434	$ 5,076,959	$ (515,614)	$ 2,434,777
41,470,281	$260,018,660	$ 9,138,341	$ 825,522	$12,754,110
96,378,151	$567,879,641	$24,815,621	$1,735,368	$21,701,312
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund invests in a portfolio of Federated Core Trust (“Core Trust”), which is managed by Federated Investment Management Company (the “Adviser”). Core Trust is an open-end management company, registered under the Investment Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio (HYCORE), a portfolio of Core Trust, is to seek high current income. Income distributions from HYCORE are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from HYCORE are declared and paid annually, and are recorded by the Fund as capital gains. The investment objective of Emerging Markets Core Fund (EMCOR), a portfolio of Core Trust, is to achieve a total return on its assets. EMCOR's secondary objective is to achieve a high level of income. Distributions of net investment income from EMCOR are declared daily and paid monthly. Capital gain distributions, if any, from EMCOR are declared and paid annually, and are recorded by the Fund as capital gains. Federated Investors Inc. (“Federated”) receives no advisory or administrative fees from HYCORE and EMCOR. Copies of the HYCORE and EMCOR financial statements are available on the EDGAR Database on the SEC's website or upon request from the Fund.
1	Non-income-producing security.
2	Issuer in default.
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Directors (the “Directors”).
4	Floating/variable note with current rate and current maturity or next reset date shown.
5	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of August 31, 2019, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$20,406,446	$21,225,000
6	7-day net yield.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$ 37,961,927	$159,093	$ 38,121,020
Commercial Mortgage-Backed Securities	—	2,495,126	—	2,495,126
Collateralized Mortgage Obligations	—	20,087,691	—	20,087,691
U.S. Treasuries	—	57,766,554	—	57,766,554
Equity Securities:
Common Stocks
Domestic	11,181,910	$ —	—	11,181,910
International	1,036,901	—	—	1,036,901
Preferred Stocks
Domestic	—	—	400 [1]	400
Purchased Call Options	155,312	205,648	—	360,960
Purchased Put Options	1,720,625	58,170	—	1,778,795
Investment Companies	567,879,641	—	—	567,879,641
TOTAL SECURITIES	$581,974,389	$118,575,116	$159,493	$700,708,998
Other Financial Instruments
Assets
Foreign Exchange Contracts	$ —	$ 958,517	$ —	$ 958,517
Futures Contracts	4,150	—	—	4,150
Written Option Contracts	—	—	—	—
Liabilities
Foreign Exchange Contracts	—	(1,340,980)	—	(1,340,980)
Futures Contracts	(83,466)	—	—	(83,466)
Written Option Contracts	(2,795,103)	—	—	(2,795,103)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ (2,874,419)	$ (382,463)	$ —	$ (3,256,882)
1	Shares were exchanged in conjunction with a corporate action for shares of another security whose fair value is determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable.
The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
BKNT	—Bank Notes
BRL	—Brazilian Real
COP	—Colombian Peso
ETF	—Exchange-Traded Fund
EUR	—Euro Currency
FHLMC	—Federal Home Loan Mortgage Corporation
FREMF	—Freddie Mac Multifamily K-Deals
GBP	—British Pound
GMTN	—Global Medium Term Note
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXN	—Mexican Peso
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
USD	—United States Dollar
ZAR	—South African Rand